EQUITY TRANSACTIONS (10K) (Details) - Sale of Stock, Name of Transaction [Domain]														12 Months Ended
	Apr. 30, 2014 USD ($) shares	Mar. 31, 2014 USD ($) shares	Mar. 14, 2014 USD ($) shares	Feb. 28, 2014 USD ($) shares	Jan. 31, 2014 USD ($) shares	Jan. 06, 2014 USD ($) shares	Nov. 14, 2013 USD ($) shares	Oct. 24, 2013 USD ($) shares	Sep. 06, 2013 USD ($) shares	Jul. 15, 2013 USD ($) shares	Mar. 14, 2013 USD ($) $ / shares shares	Mar. 07, 2013 USD ($) shares	Jan. 03, 2013 USD ($) shares	Dec. 31, 2014 USD ($) Director shares	Apr. 15, 2015 shares	Jan. 03, 2014 shares	Dec. 31, 2013 shares	Dec. 21, 2012 USD ($) $ / shares
Common Stock Transactions [Abstract]
Number of securities called by warrants (in shares) | shares															361,516		1,571,428
Shares issued on exercise of warrants (in shares) | shares														3,000,000
Number of days within which request is declared effective					60 days
Number of days for which statement is effective					80 days
Number of additional days for which filing of statement can be done					60 days
SPA [Member]
Common Stock Transactions [Abstract]
Number of maximum directors that could be appointed | Director														2
Common Stock [Member]
Common Stock Transactions [Abstract]
Number of securities called by warrants (in shares) | shares																3,000,000
Proceeds from offering	$ 450,000	$ 450,000	$ 110,000	$ 450,000	$ 450,000	$ 500,000	$ 132,000	$ 300,000	$ 300,000	$ 110,000	$ 88,000	$ 500,000	$ 400,000
Shares purchased under stock purchased agreement (in shares) | shares			275,000			1,250,000	330,000	750,000	750,000	275,000	220,000	1,250,000	1,000,000
Shares issued on exercise of warrants (in shares) | shares	750,000	750,000		750,000	750,000
Common Stock [Member] | March SPA [Member]
Common Stock Transactions [Abstract]
Equity investment														$ 440,000
Maximum amount of common stock purchased under Common Stock Purchase Agreement											$ 88,000
Share price (in dollars per share) | $ / shares											$ 0.60
Issuance of shares of common stock under securities purchase agreement (in shares) | shares														1,100,000
Number of securities called by warrants (in shares) | shares														660,000
Common Stock [Member] | March SPA [Member] | Four-month anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement											$ 110,000
Common Stock [Member] | March SPA [Member] | Eight-month anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement											132,000
Common Stock [Member] | March SPA [Member] | One-year anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement											$ 110,000
Common Stock [Member] | SPA [Member]
Common Stock Transactions [Abstract]
Equity investment														$ 2,000,000
Maximum amount of common stock purchased under Common Stock Purchase Agreement																		$ 400,000
Share price (in dollars per share) | $ / shares																		$ 0.60
Issuance of shares of common stock under securities purchase agreement (in shares) | shares														5,000,000
Number of securities called by warrants (in shares) | shares														3,000,000
Common Stock [Member] | SPA [Member] | Four-month anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement																		$ 500,000
Common Stock [Member] | SPA [Member] | Eight-month anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement																		600,000
Common Stock [Member] | SPA [Member] | One-year anniversary [Member]
Common Stock Transactions [Abstract]
Maximum amount of common stock purchased under Common Stock Purchase Agreement																		$ 500,000
Common Stock [Member] | Sacks [Member]
Common Stock Transactions [Abstract]
Proceeds from offering	$ 150,000	$ 150,000		$ 450,000	$ 450,000
Issuance of shares of common stock under assignment agreement | shares	250,000	250,000		750,000	750,000
Common Stock [Member] | TPT [Member]
Common Stock Transactions [Abstract]
Proceeds from offering	$ 300,000	$ 300,000
Issuance of shares of common stock under assignment agreement | shares	500,000	500,000